Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Income:
Loans and leases	$ 383,430	$ 391,911	$ 1,542,215	$ 1,553,004	$ 1,467,944
Securities and money market investments	39,678	49,131	165,778	252,156	221,729
Total interest income	423,108	441,042	1,707,993	1,805,160	1,689,673
Interest Expense:
Interest-bearing checking and money market accounts	8,652	28,564	56,939	174,347	167,972
Savings accounts	6,255	8,934	31,650	35,705	28,994
Certificates of deposit	18,471	79,555	217,413	320,234	182,383
Borrowed funds	72,071	79,522	301,849	317,474	279,329
Total interest expense	105,449	196,575	607,851	847,760	658,678
Net interest income	317,659	244,467	1,100,142	957,400	1,030,995
Provision for credit losses	3,569	20,601	62,228	7,105	18,256
Net interest income after provision for credit loan losses	314,090	223,866	1,037,914	950,295	1,012,739
Non-Interest Income:
Fee income	5,539	7,018	22,026	29,297	29,765
Bank-owned life insurance	6,890	7,389	31,750	28,363	28,252
Net gain (loss) on securities	(483)	534	1,265	7,725	(1,994)
Other	2,461	1,958	6,039	18,845	35,535
Total non-interest income	14,407	16,899	61,080	84,230	91,558
Operating expenses:
Compensation and benefits	78,026	79,451	300,914	301,697	317,496
Occupancy and equipment	21,481	17,875	85,887	89,174	100,107
General and administrative	32,894	28,196	124,389	120,347	129,025
Total non-interest expense	132,401	125,522	511,190	511,218	546,628
Income before income taxes	196,096	115,243	587,804	523,307	557,669
Income tax expense	50,500	14,915	76,695	128,264	135,252
Net income	145,596	100,328	511,109	395,043	422,417
Preferred stock dividends	8,207	8,207	32,828	32,828	32,828
Net income available to common shareholders	$ 137,389	$ 92,121	$ 478,281	$ 362,215	$ 389,589
Basic earnings per common share	$ 0.29	$ 0.20	$ 1.02	$ 0.77	$ 0.79
Diluted earnings per common share	$ 0.29	$ 0.20	$ 1.02	$ 0.77	$ 0.79
Net income	$ 145,596	$ 100,328	$ 511,109	$ 395,043	$ 422,417
Other comprehensive income (loss), net of tax:
Change in net unrealized gain (loss) on securities available for sale, net of tax	(108,689)	(12,157)	41,935	45,934	(50,553)
Change in pension and post-retirement obligations, net of tax	3,271	45	(5,359)	4,756	(27,113)
Change in net unrealized (loss) gain on cash flow hedges, net of tax	3,287	(35,888)	(42,397)	964
Less: Reclassification adjustment for sales of available-for-sale securities, net of tax		(543)	(495)	(3,918)	10
Reclassification adjustment for defined benefit pension plan, net of tax	1,219	1,288	5,150	7,185	5,170
Reclassification adjustment for net gain on cash flow hedges included in net income, net of tax	4,274	(467)	8,531	(111)
Total other comprehensive income (loss), net of tax	(96,638)	(47,722)	7,365	54,810	(72,486)
Total comprehensive income, net of tax	$ 48,958	$ 52,606	$ 518,474	$ 449,853	$ 349,931